ACQUISITION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Total other (expenses)	$ (42)	$ (3,906)	$ (5,923)	$ (9,421)
Net loss	$ (6,580)	$ (5,542)	$ (27,277)	$ (15,132)
Basic and diluted net loss per common share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.03)
Basic and diluted weighted average common shares outstanding (in shares)	1,084,768,816	630,720,618	788,933,978	450,931,510
DioGenix, Inc [Member]
Business Acquisition [Line Items]
Net Sales		$ 0
Operating Expenses		2,229
Loss from operations		(2,229)
Total other (expenses)		(4,023)
Net loss		$ (6,252)
Basic and diluted net loss per common share (in dollars per share)		$ (0.01)
Basic and diluted weighted average common shares outstanding (in shares)		630,720,618